Related Party Transactions and Balances (Details Narrative) (6K) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of transactions between related parties [line items]
Consulting fees	$ 9,565	$ 8,425	$ 19,565	$ 20,100	$ 56,804	$ 121,112	$ 126,000
Directors' fees							$ 207,471
Officer [Member]
Disclosure of transactions between related parties [line items]
Consulting fees			76,459		52,500	7,000
Director [Member]
Disclosure of transactions between related parties [line items]
Directors' fees			$ 849,574		$ 602,287	$ 26,200